S-K 1603(c) Fiduciary Duties to Other Companies	Dec. 22, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience of that director.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Accordingly, as a result of multiple business affiliations, our officers and directors may have similar legal obligations relating to presenting business opportunities meeting the above-listed criteria to multiple entities. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity (including with respect to any business transaction that may involve another OneIM entity) for any director or officer, on the one hand, and us, on the other. Below is a table summarizing the entities to which our officers, directors and director nominees currently have fiduciary duties or contractual obligations that may present a conflict of interest:

Name of Individual	Entity Name	Entity’s Business	Affiliation
Ioannis (Yanni) Pipilis	OneIM	Investment management	Co-Founder and Managing Partner
Grigorios (Greg) Kapenis	OneIM	Investment management	Chief Financial Officer — Europe
Antony Sheriff	Lionheart Holdings	Special purpose acquisition company	Director
Mark DiPaolo	Innoviva, Inc.	Holding company	Chairman of the Board of Directors
	Syndeio Biosciences	Neuroscience company	Chairman of the Board of Directors